Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease payment under these operating leases
Twelve months ending December 31,	Minimum lease payment
2021	$204,442
2022	59,446
2023	21,567
Total	$285,455